Stockholder's Equity - Summary of Activity Related to Outstanding Warrants (Details) - Warrants	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding, Beginning balance | shares	995,307
Warrants Granted | shares	1,519,529	1,472,174
Warrants Exercised | shares	(968,403)	(127,367)
Warrants Cancelled | shares		(349,500)
Warrants outstanding, Ending balance | shares	1,546,433	995,307
Warrants exercisable | shares	1,546,433
Weighted Average Exercise Price, Warrants Beginning balance | $ / shares	$ 6.12
Weighted Average Exercise Price, Warrants Granted | $ / shares	2.96	$ 8.7
Weighted Average Exercise Price, Warrants Exercised | $ / shares	2.21
Weighted Average Exercise Price, Warrants Cancelled | $ / shares		4
Weighted Average Exercise Price, Warrants Ending balance | $ / shares	3.05	$ 6.12
Weighted Average Exercise Price, Warrants exercisable | $ / shares	$ 3.05
Weighted Average Remaining Contractual Life (Years)	4 years 6 months	5 years 6 months
Weighted Average Remaining Contractual Life (Years), Warrants exercisable	4 years 6 months